UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09205

Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

85 Broad Street
New York, NY 10004
(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10122
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.

Financial Statements

For the Six Months Ended June 30, 2014
Unaudited

Advantage Advisers Xanthus Fund, L.L.C.

Financial Statements

For the Six Months Ended June 30, 2014
(Unaudited)

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

June 30, 2014
Assets
Investments in securities, at fair value (cost $1,628,634,742)	$1,815,004,912
Cash and cash equivalents (including restricted cash of $129,257,279, Euros of $1,941,758 with a cost of $1,867,267, Hong Kong Dollars of $667,367 with a cost of $666,898, Japanese Yen of $9,921,621 with a cost of $9,873,912, and Singapore Dollars of $5,987,252 with a cost of $5,944,597)	212,826,269
Due from broker (including British Pounds Sterling of $3,761,992 with a cost of $3,543,248, Japanese Yen of $2,359,657 with a cost of $2,352,408, and Swedish Krona of $7,536 with a cost of $7,498)	64,633,731
Receivable for investment securities sold	109,398,567
Dividends receivable	1,318,687
Interest receivable	1,422
Other assets	163,379
Total assets	2,203,346,967

Liabilities
Securities sold, not yet purchased, at fair value (proceeds $465,663,930)	497,113,395
Withdrawals payable (see note 3)	142,059,978
Due to broker (including Euros of $1,602,793 with a cost of $1,606,812 and Hong Kong Dollars of $10,289,605 with a cost of $10,281,433)	60,983,482
Payable for investment securities purchased	45,697,657
Net unrealized loss on swap contracts	4,710,289
Accounting and investor services fees payable	461,143
Dividends payable on securities sold, not yet purchased	459,632
Accrued expenses	1,412,238
Total liabilities	752,897,814
Members’ Capital	$1,450,449,153

Members’ Capital
Represented by:
Net capital contributions	1,299,837,334
Net unrealized gain on investments, foreign currency, and swap transactions	150,611,819
Members’ Capital	$1,450,449,153

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Securities (Unaudited)

Shares			June 30, 2014 Fair Value
	Investments in Securities – 125.13%
	Common Stock – 125.13%
	United States – 96.93%
	Apparel Manufacturers – 1.18%
248,029	Carter’s, Inc.		$17,096,639
	Applications Software – 1.37%
319,909	ServiceNow, Inc.*	(a)	19,821,562
	Auction House / Art Dealer – 0.82%
281,870	Sotheby’s		11,835,721
	Automobile / Truck Parts & Equipment - Original – 0.61%
91,840	Visteon Corp.*		8,909,398
	Cable / Satellite Television – 3.35%
903,970	Comcast Corp., Class A		48,525,110
	Casino Hotels – 0.45%
86,120	Las Vegas Sands Corp.		6,564,066
	Commercial Services - Finance – 5.43%
279,890	Alliance Data Systems Corp.*	(a)	78,719,063
	Computer Aided Design – 1.31%
410,838	Aspen Technology, Inc.*		19,062,883
	Computer Data Security – 0.52%
295,609	Qualys, Inc.*		7,588,283
	Computers – 2.11%
329,140	Apple, Inc.		30,586,980
	Computers - Memory Devices – 0.36%
246,060	Spansion, Inc., Class A*		5,184,484
	Consulting Services – 1.77%
427,985	Verisk Analytics, Inc., Class A*	(a)	25,687,660
	E-Commerce / Products – 2.88%
128,521	Amazon.com, Inc.*	(a)	41,741,050
	E-Commerce / Services – 6.16%
96,830	Coupons.com Inc.*		2,547,597
989,440	Groupon, Inc.*		6,550,093
738,782	TripAdvisor, Inc.*	(a)	80,276,052
			89,373,742

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Securities (Unaudited) (continued)

Shares			June 30, 2014 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Electronic Components - Semiconductors – 3.40%
359,061	OmniVision Technologies, Inc.*		$7,892,161
874,500	Xilinx, Inc.	(a)	41,372,595
			49,264,756
	Electronic Design Automation – 1.73%
644,482	Synopsys, Inc.*	(a)	25,018,791
	Enterprise Software / Services – 1.03%
366,200	Guidewire Software, Inc.*		14,889,692
	Finance - Credit Card – 6.16%
308,260	American Express Co.		29,244,626
515,270	Mastercard, Inc., Class A	(a)	37,856,887
105,500	Visa, Inc., Class A		22,229,905
			89,331,418
	Finance - Other Services – 4.06%
311,700	Intercontinental Exchange Group, Inc.	(a)	58,880,130
	Internet Content - Entertainment – 2.10%
1,033,450	Pandora Media, Inc.*		30,486,775
	Internet Content - Information / Network – 1.07%
90,232	Linkedin Corp., Class A*	(a)	15,472,081
	Investment Management / Advisory Services – 1.43%
101,290	Affiliated Managers Group, Inc.*		20,804,966
	Medical - Biomedical / Genetics – 10.82%
289,660	Alexion Pharmaceuticals, Inc.*	(a)	45,259,375
464,850	BioMarin Pharmaceutical, Inc.*		28,918,319
499,140	Celgene Corp.*	(a)	42,866,143
481,110	Gilead Sciences, Inc.*	(a)	39,888,830
			156,932,667
	Medical - Drugs – 0.61%
394,030	ACADIA Pharmaceuticals, Inc.*		8,901,138
	Medical - Outpatient / Home Medical – 2.05%
1,024,553	Premier, Inc., Class A*		29,712,037
	Medical - Wholesale Drug Distribution – 3.42%
682,740	AmerisourceBergen Corp.	(a)	49,607,888

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Securities (Unaudited) (continued)

Shares			June 30, 2014 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Multimedia – 2.92%
1,237,440	Twenty-First Century Fox, Inc., Class B	(a)	$42,357,571
	Office Automation & Equipment – 0.56%
294,230	Pitney Bowes, Inc.		8,126,633
	Publishing - Newspapers – 2.91%
2,416,195	News Corp., Class B*	(a)	42,162,603
	REITS - Diversified – 2.93%
573,150	Crown Castle International Corp.	(a)	42,562,119
	Retail - Consumer Electronics – 1.03%
484,020	Best Buy Co., Inc.		15,009,460
	Retail - Discount – 4.15%
322,250	Costco Wholesale Corp.	(a)	37,110,310
424,392	Dollar Tree, Inc.*	(a)	23,112,388
			60,222,698
	Retail - Home Furnishings – 0.99%
154,580	Restoration Hardware Holdings, Inc.*	(a)	14,383,669
	Retail - Major Department Store – 1.88%
402,160	Nordstrom, Inc.	(a)	27,318,729
	Retail - Miscellaneous / Diversified – 0.40%
208,625	The Container Store Group, Inc.*		5,795,603
	Retail - Restaurants – 3.41%
462,480	Dunkin’ Brands Group, Inc.	(a)	21,186,209
227,462	Potbelly Corp.*		3,630,293
319,070	Starbucks Corp.	(a)	24,689,637
			49,506,139
	Retail - Sporting Goods – 1.15%
267,843	Cabela’s, Inc.*		16,713,403
	Semiconductor Components - Integrated Circuits – 1.83%
784,190	Maxim Integrated Products, Inc.		26,513,464
	Semiconductor Equipment – 3.09%
394,150	Lam Research Corp.		26,636,657
927,380	Teradyne, Inc.	(a)	18,176,648
			44,813,305

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Securities (Unaudited) (continued)

Shares			June 30, 2014 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Television – 3.48%
811,070	CBS Corp., Class B - Non Voting	(a)	$50,399,890
	Total United States (Cost $1,284,944,239)		$1,405,884,266

	China – 10.61%
	E-Commerce / Products – 1.88%
145,460	Vipshop Holdings, Ltd. - Sponsored ADS*		27,308,660
	E-Commerce / Services – 0.61%
905,300	SouFun Holdings, Ltd. - Sponsored ADR*		8,862,887
	Gas - Distribution – 1.61%
3,241,000	ENN Energy Holdings, Ltd.		23,292,251
	Internet Application Software – 1.67%
1,589,500	Tencent Holdings, Ltd.		24,241,263
	Internet Security – 1.41%
222,020	Qihoo 360 Technology Co., Ltd. - Sponsored ADR*		20,434,721
	Web Portals / ISP – 3.43%
266,167	Baidu, Inc. - Sponsored ADR*		49,722,657
	Total China (Cost $145,145,295)		$153,862,439

	Hong Kong – 6.41%
	Alternative Waste Technology – 3.20%
32,469,633	China Everbright International, Ltd.		46,418,850
	Casino Hotels – 3.21%
5,812,000	Galaxy Entertainment Group, Ltd.		46,493,745
	Total Hong Kong (Cost $45,565,331)		$92,912,595

	Japan – 9.62%
	Commercial Banks - Non U.S. – 0.96%
3,060,253	Sumitomo Mitsui Trust Holdings, Inc.		13,986,191
	E-Commerce / Products – 2.45%
2,753,248	Rakuten, Inc.		35,575,100

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Securities (Unaudited) (continued)

Shares		June 30, 2014 Fair Value
	Common Stock – (continued)
	Japan (continued)
	Electronic Components - Miscellaneous – 1.85%
1,237,400	Alps Electric Co., Ltd.	$15,878,688
974,441	Minebea Co., Ltd.	10,946,089
		26,824,777
	Finance - Leasing Company – 1.08%
944,650	ORIX Corp.	15,656,071
	Finance - Other Services – 2.74%
1,613,167	Japan Exchange Group, Inc.	39,729,311
	Retail - Vision Service Center – 0.22%
100,003	Jin Co., Ltd.	3,188,429
	Transport - Truck – 0.32%
222,847	Yamato Holdings Co., Ltd.	4,617,218
	Total Japan (Cost $129,392,908)	$139,577,097
	Netherlands – 0.47%
	Metal - Diversified – 0.47%
215,040	Constellium NV, Class A*	6,894,182
	Total Netherlands (Cost $6,857,767)	$6,894,182

	United Kingdom – 1.09%
	Diversified Manufacturing Operations – 1.09%
220,110	Pentair PLC	15,874,333
	Total United Kingdom (Cost $16,729,202)	$15,874,333
	Total Common Stock (Cost $1,628,634,742)	$1,815,004,912
	Total Investments in Securities (Cost $1,628,634,742) – 125.13%	$1,815,004,912
	Other Liabilities in Excess of Assets – (25.13%)**	(364,555,759)
	Net Assets – 100.00%	$1,450,449,153

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $194,308,272 invested in a BNY Mellon Cash Reserve Account, which is 13.40% of net assets and foreign currency with a U.S. Dollar value $18,517,998 held in BNY Cash Reserve Accounts, which are 1.28% of net assets. $129,257,279 of the $194,308,272 is restricted cash and is in a segregated account.
ADR	American Depository Receipt
ADS	American Depository Share

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Securities (Unaudited) (concluded)

Investments in Securities – By Industry	June 30, 2014 Percentage of Members’ Capital (%)
Alternative Waste Technology	3.20
Apparel Manufacturers	1.18
Applications Software	1.37
Auction House / Art Dealer	0.82
Automobile / Truck Parts & Equipment - Original	0.61
Cable / Satellite Television	3.35
Casino Hotels	3.66
Commercial Banks - Non U.S.	0.96
Commercial Services - Finance	5.43
Computer Aided Design	1.31
Computer Data Security	0.52
Computers	2.11
Computers - Memory Devices	0.36
Consulting Services	1.77
Diversified Manufacturing Operations	1.09
E-Commerce / Products	7.21
E-Commerce / Services	6.77
Electronic Components - Miscellaneous	1.85
Electronic Components - Semiconductors	3.40
Electronic Design Automation	1.73
Enterprise Software / Services	1.03
Finance - Credit Card	6.16
Finance - Leasing Company	1.08
Finance - Other Services	6.80
Gas - Distribution	1.61
Internet Application Software	1.67
Internet Content - Entertainment	2.10
Internet Content - Information / Network	1.07
Internet Security	1.41
Investment Management / Advisory Services	1.43
Medical - Biomedical / Genetics	10.82
Medical - Drugs	0.61
Medical - Outpatient / Home Medical	2.05
Medical - Wholesale Drug Distribution	3.42
Metal - Diversified	0.47
Multimedia	2.92
Office Automation & Equipment	0.56
Publishing - Newspapers	2.91
REITS - Diversified	2.93
Retail - Consumer Electronics	1.03
Retail - Discount	4.15
Retail - Home Furnishings	0.99
Retail - Major Department Store	1.88
Retail - Miscellaneous / Diversified	0.40
Retail - Restaurants	3.41
Retail - Sporting Goods	1.15
Retail - Vision Service Center	0.22
Semiconductor Components - Integrated Circuits	1.83
Semiconductor Equipment	3.09
Television	3.48
Transport - Truck	0.32
Web Portals / ISP	3.43
Total Investments in Securities	125.13%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		June 30, 2014 Fair Value
	Securities Sold, Not Yet Purchased – 34.27%
	Common Stock – 34.27%
	United States – 21.26%
	Beverages - Non-Alcoholic – 0.61%
209,100	The Coca-Cola Co.	$8,857,476
	Commercial Services - Finance – 0.66%
549,040	The Western Union Co.	9,520,354
	Computer Services – 0.61%
49,150	International Business Machines Corp.	8,909,420
	Cruise Lines – 1.02%
392,450	Carnival Corp.	14,775,742
	Electric - Integrated – 2.84%
357,910	Hawaiian Electric Industries, Inc.	9,062,281
191,410	Pinnacle West Capital Corp.	11,071,154
514,840	Public Service Enterprise Group, Inc.	21,000,324
		41,133,759
	Electronic Components - Semiconductors – 2.97%
391,840	Cree, Inc.*	19,572,408
619,110	Intel Corp.	19,130,499
91,520	Texas Instruments, Inc.	4,373,741
		43,076,648
	Food - Miscellaneous / Diversified – 1.54%
243,210	General Mills, Inc.	12,778,253
144,630	Kellogg Co.	9,502,191
		22,280,444
	Recreational Centers – 0.97%
287,350	Life Time Fitness, Inc.*	14,005,439
	Registered Investment Company – 2.19%
210,480	iShares Dow Jones US Real Estate Index Fund	15,110,359
377,610	Utilities Select Sector SPDR Fund	16,713,019
		31,823,378
	REITS - Diversified – 0.82%
68,420	Digital Reality Trust, Inc.	3,990,255
74,280	Vornado Realty Trust	7,927,904
		11,918,159

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2014 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITS - Office Property – 0.80%
180,920	Mack-Cali Realty Corp.	$3,886,161
409,370	Piedmont Office Realty Trust, Inc., Class A	7,753,468
		11,639,629
	Retail - Apparel / Shoes – 0.87%
283,030	The Buckle, Inc.	12,555,211
	Retail - Bedding – 1.16%
294,250	Bed, Bath & Beyond, Inc.*	16,884,065
	Retail - Pet Food & Supplies – 1.18%
286,330	PetSmart, Inc.	17,122,534
	Security Services – 1.17%
487,940	The ADT Corp.	17,048,624
	Telecommunication Equipment Fiber Optics – 0.80%
527,800	Corning, Inc.	11,585,210
	Telephone - Integrated – 1.05%
432,630	AT&T, Inc.	15,297,797
	Total United States (Proceeds $290,183,994)	$308,433,889

	Canada – 0.84%
	Computers - Integrated Systems – 0.84%
344,306	CGI Group, Inc., Class A*	12,225,184
	Total Canada (Proceeds $10,367,396)	$12,225,184

	China – 2.93%
	Computers – 1.47%
15,634,000	Lenovo Group, Ltd.	21,341,896
	Electric - Generation – 0.15%
1,970,000	Huaneng Power International, Inc., Class H	2,224,086
	Electronic Components - Miscellaneous – 0.96%
2,143,030	AAC Technologies Holdings, Inc.	13,949,757
	Metal - Aluminum – 0.14%
214,600	Aluminum Corp Of China, Ltd.*	1,933,546

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2014 Fair Value
	Common Stock – (continued)
	China – (continued)
	Metal Processors & Fabrication – 0.21%
9,732,000	China Zhongwang Holdings, Ltd.	$3,051,305
	Total China (Proceeds $37,282,148)	$42,500,590

	Hong Kong – 2.25%
	Distribution / Wholesale – 1.24%
12,131,000	Li & Fung, Ltd.	17,968,662
	Electric - Integrated – 1.01%
1,795,500	CLP Holdings, Ltd.	14,733,969
	Total Hong Kong (Proceeds $33,437,655)	$32,702,631

	India – 0.99%
	Computer Services – 0.99%
266,300	Infosys, Ltd. - Sponsored ADR	14,318,951
	Total India (Proceeds $14,280,550)	$14,318,951

	Ireland – 1.10%
	Computers - Memory Devices – 1.10%
279,500	Seagate Technology PLC	15,881,190
	Total Ireland (Proceeds $13,937,337)	$15,881,190

	Japan – 2.48%
	Chemicals - Diversified – 0.55%
632,391	Kuraray Co., Ltd.	8,015,154
	Electronic Components - Semiconductors – 0.18%
44,700	Rohm Co., Ltd.	2,563,568
	Office Automation & Equipment – 1.39%
618,600	Canon, Inc.	20,126,037
	Printing - Commercial – 0.36%
508,600	Dai Nippon Printing Co., Ltd.	5,311,573
	Total Japan (Proceeds $33,361,052)	$36,016,332

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2014 Fair Value
	Common Stock – (continued)
	South Korea – 0.15%
	Electronic Components - Miscellaneous – 0.15%
135,259	LG Display Co., Ltd. - Sponsored ADR	$2,133,034
	Total South Korea (Proceeds $1,683,298)	$2,133,034

	Switzerland – 0.89%
	Computers - Peripheral Equipment – 0.89%
990,052	Logitech International SA*	12,900,378
	Total Switzerland (Proceeds $13,954,575)	$12,900,378

	Taiwan – 1.38%
	Electronic Components - Miscellaneous – 0.42%
1,459,100	AU Optronics Corp. - Sponsored ADR	6,113,629
	Semiconductor Components - Integrated Circuits – 0.96%
868,437	Siliconware Precision Industries Co., - Sponsored ADR	7,129,868
2,804,033	United Microelectronics Corp. - Sponsored ADR	6,757,719
		13,887,587
	Total Taiwan (Proceeds $17,175,925)	$20,001,216
	Total Common Stock (Proceeds $465,663,930)	$497,113,395
	Total Securities Sold, Not Yet Purchased (Proceeds $465,663,930)	$497,113,395

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	June 30, 2014 Percentage of Members’ Capital (%)
Beverages - Non-Alcoholic	0.61
Chemicals - Diversified	0.55
Commercial Services - Finance	0.66
Computer Services	1.60
Computers	1.47
Computers - Integrated Sys	0.84
Computers - Memory Devices	1.10
Computers - Peripheral Equipment	0.89
Cruise Lines	1.02
Distribution / Wholesale	1.24
Electric - Generation	0.15
Electric - Integrated	3.85
Electronic Components - Miscellaneous	1.53
Electronic Components - Semiconductors	3.15
Food - Miscellaneous / Diversified	1.54
Metal - Aluminum	0.14
Metal Processors & Fabrication	0.21
Office Automation & Equipment	1.39
Printing - Commercial	0.36
Recreational Centers	0.97
Registered Investment Company	2.19
REITS - Diversified	0.82
REITS - Office Property	0.80
Retail - Apparel / Shoes	0.87
Retail - Bedding	1.16
Retail - Pet Food & Supplies	1.18
Security Services	1.17
Semiconductor Components - Integrated Circuits	0.96
Telecommunication Equipment Fiber Optics	0.80
Telephone - Integrated	1.05
Total Securities Sold, Not Yet Purchased	34.27%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (0.33%)
	Total Return Swap Contracts - Long – 0.26%
	United States – 0.07%
	Semiconductor Components - Integrated Circuits – 0.07%
$67,712,902	6/2/2015	QUALCOMM, Inc.	$994,588
		Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.
	Total United States		$994,588

	Brazil – (0.00%)
	Retail - Drug Store – (0.00%)
2,788,499	5/28/2015	Raia Drogasil S.A.	(21,418)
		Agreement with Morgan Stanley, dated 05/22/2013 to receive the total return of the shares of Raia Drogasil S.A. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Total Brazil		$(21,418)

	Japan – 0.01%
	Television – 0.01%
9,095,954	12/22/2014	Nippon Television Holdings	182,355
		Agreement with Morgan Stanley, dated 06/10/2013 to receive the total return of the shares of Nippon Television Holdings in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.
	Total Japan		$182,355

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	Luxembourg – (0.00%)
	Retail - Discounts – (0.00%)
$4,851,737	12/11/2014	B&M European Value Retail SA	$(53,715)
		Agreement with Morgan Stanley, dated 06/12/2014 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Total Luxembourg		$(53,715)

	South Korea – 0.05%
	Electronic Components - Semiconductors – 0.03%
42,612,137	12/29/2015	Samsung Electronics Co., Ltd	441,094
		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.
4,554,087	3/31/2016	Samsung Electronics Co., Ltd	47,141
		Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.
			488,235
	Web Portals / ISP – 0.02%
13,096,763	3/31/2016	NAVER Corp	324,520
		Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of NAVER Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.
	Total South Korea		$812,755

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	Taiwan – 0.01%
	Retail - Restaurants – 0.01%
$7,006,010	1/23/2015	Gourmet Master Co., Ltd.	$82,802
		Agreement with Morgan Stanley, dated 11/22/2010 to receive the total return of the shares of Gourmet Master Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.
	Total Taiwan		$82,802
	United Kingdom – 0.12%
	Hotels & Motels – 0.09%
38,323,823	12/11/2014	Whitbread PLC	1,354,184
		Agreement with Morgan Stanley, dated 06/21/2013 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Retail - Discounts – 0.03%
8,122,324	12/11/2014	Poundland Group PLC	450,932
		Agreement with Morgan Stanley, dated 03/12/2014 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Total United Kingdom		$1,805,116
	Total Return Swap Contracts - Long		$3,802,483

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (0.59%)
	Belgium – (0.02%)
	Food - Retail – (0.02%)
$11,298,862	1/5/2016	Delhaize Group SA	$(233,395)
		Agreement with Morgan Stanley, dated 12/30/2013 to deliver the total return of the shares of Delhaize Group SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Belgium		$(233,395)

	Japan – (0.07%)
	Audio / Video Products – (0.01%)
16,119,843	12/22/2014	Sharp Corp.	(189,467)
		Agreement with Morgan Stanley, dated 08/03/2012 to deliver the total return of the shares of Sharp Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.52%.
	Building Products - Doors & Windows – (0.00%)
116,953	12/22/2014	Asahi Glass Co., Ltd.	(27,763)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of Asahi Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Capacitors – (0.00%)
1,245,018	12/22/2014	Taiyo Yuden Co., Ltd.	(5,549)
		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Taiyo Yuden Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.91%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Japan – (continued)
	Electronic Components - Miscellaneous – (0.06%)
$10,091,568	12/22/2014	NEC Corp.	$(46,945)
		Agreement with Morgan Stanley, dated 07/30/2012 to deliver the total return of the shares of NEC Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
17,185,533	12/22/2014	Nippon Electric Glass Co., Ltd.	(779,876)
		Agreement with Morgan Stanley, dated 07/19/2011 to deliver the total return of the shares of Nippon Electric Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			(826,821)
	Office Automation & Equipment – 0.00%
11,628,187	12/22/2014	Ricoh Co., Ltd.	32,196
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Photo Equipment & Supplies – 0.00%
14,449,844	12/22/2014	Nikon Corp.	5,015
		Agreement with Morgan Stanley, dated 10/29/2013 to deliver the total return of the shares of Nikon Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Japan		$(1,012,389)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Netherlands – (0.01%)
	Food - Retail – (0.01%)
$14,967,046	1/5/2016	Koninklijke (Royal) KPN NV	$(72,841)
		Agreement with Morgan Stanley, dated 12/30/2013 to deliver the total return of the shares of Koninklijke (Royal) KPN NV in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Netherlands		$(72,841)

	South Korea – (0.01%)
	Electric Products - Miscellaneous – (0.01%)
11,701,692	12/29/2015	LG Electronics, Inc.	(153,382)
		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.44%.
45,051	12/29/2015	LG Innotek Co., Ltd.	(118)
		Agreement with Morgan Stanley, dated 05/02/2012 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.50%.
14,367,167	3/31/2016	LG Innotek Co., Ltd.	(37,533)
		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.50%.
			(191,033)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	South Korea – (continued)
	Electronic Components - Miscellaneous – (0.01%)
$7,267,312	12/29/2015	Samsung Electro-Mechanics Co., Ltd.	$(179,936)
		Agreement with Morgan Stanley, dated 08/06/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.51%.
	Electronic Components - Semiconductors – 0.01%
7,043,057	3/31/2016	Hynix Semiconductors, Inc.	62,009
		Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Hynix Semiconductors, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total South Korea		$(308,960)

	Spain – (0.01%)
	Finance - Investment Banker / Broker – (0.01%)
2,737,615	1/5/2016	Bolsas y Mercados Espanoles SA	(79,565)
		Agreement with Morgan Stanley, dated 12/30/2013 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.
	Total Spain		$(79,565)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – (0.39%)
	Computers – (0.09%)
$19,155,826	1/23/2015	Asustek Computer, Inc.	$(894,828)
		Agreement with Morgan Stanley, dated 03/28/2011 to deliver the total return of the shares of Asustek Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.25%.
10,493,741	1/23/2015	Quanta Computer, Inc.	(381,360)
		Agreement with Morgan Stanley, dated 06/18/2009 to deliver the total return of the shares of Quanta Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.99%.
			(1,276,188)
	Computers - Peripheral Equipment – (0.11%)
11,254,869	1/23/2015	Innolux Corp.	(1,558,113)
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.25%.
	Electronic Components - Miscellaneous – (0.13%)
9,485,299	1/23/2015	AU Optronics Corp.	(902,175)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.
16,646,455	1/23/2015	Hon Hai Precision Industry Co., Ltd.	(675,046)
		Agreement with Morgan Stanley, dated 01/08/2013 to deliver the total return of the shares of Hon Hai Precision Industry Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – (continued)
	Electronic Components - Miscellaneous – (continued)
$5,771,742	1/23/2015	TPK Holding Co., Ltd.	$(357,276)
		Agreement with Morgan Stanley, dated 09/28/2011 to deliver the total return of the shares of TPK Holding Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 9.98%.
1,728,303	1/23/2015	United Microelectronics Corp	(48,873)
		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.30%.
			(1,983,370)
	Metal Processors & Fabrication – (0.00%)
2,777,305	1/23/2015	Catcher Technology Co., Ltd.	(69,186)
		Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.00%.
	Photo Equipment & Supplies – (0.03%)
4,762,035	1/23/2015	Largan Precision Co., Ltd.	(365,923)
		Agreement with Morgan Stanley, dated 08/10/2011 to deliver the total return of the shares of Largan Precision Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.50%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – (continued)
	Semiconductor Components - Integrated Circuits – (0.03%)
$10,431,480	1/23/2015	Novatek Microelectronics Corp.	$(339,088)
		Agreement with Morgan Stanley, dated 07/19/2013 to deliver the total return of the shares of Novatek Microelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.85%.
9,350,745	1/23/2015	Powertech Technology, Inc.	(128,802)
		Agreement with Morgan Stanley, dated 11/09/2011 to deliver the total return of the shares of Powertech Technology, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.50%.
6,107,638	1/23/2015	Realtek Semiconductor Corp.	(26,306)
		Agreement with Morgan Stanley, dated 09/11/2009 to deliver the total return of the shares of Realtek Semiconductor Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.50%.
			(494,196)
	Total Taiwan		$(5,746,976)

	United Kingdom – (0.08%)
	Food - Retail – (0.07%)
4,232,346	12/11/2014	J Sainsbury PLC	(68,511)
		Agreement with Morgan Stanley, dated 06/03/2014 to deliver the total return of the shares of J Sainsbury PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	United Kingdom – (continued)
	Food - Retail – (continued)
$21,352,410	12/11/2014	Tesco PLC	$(873,521)
		Agreement with Morgan Stanley, dated 04/17/2013 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

6,291,779	12/11/2014	WM Morrison Supermarkets PLC	(40,638)
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			(982,670)
	Publishing - Periodicals – (0.01%)
2,450,037	12/11/2014	UBM PLC	(75,976)
		Agreement with Morgan Stanley, dated 12/16/2013 to deliver the total return of the shares of UBM PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total United Kingdom		$(1,058,646)
	Total Return Swap Contracts - Short		$(8,512,772)
	Total Swap Contracts		$(4,710,289)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

June 30, 2014
Percentage of
Members’ Capital
Swap Contracts - By Industry	(%)
Audio / Video Products	(0.01)
Building Products - Doors & Windows	(0.00)
Capacitors	(0.00)
Computers	(0.09)
Computers - Peripheral Equipment	(0.11)
Electric Products - Miscellaneous	(0.01)
Electronic Components - Miscellaneous	(0.20)
Electronic Components - Semiconductors	0.04
Finance - Investment Banker / Broker	(0.01)
Food - Retail	(0.10)
Hotels & Motels	0.09
Metal Processors & Fabrication	(0.00)
Office Automation & Equipment	(0.00)
Photo Equipment & Supplies	(0.03)
Publishing - Periodicals	(0.01)
Retail - Discount	0.03
Retail - Drug Store	0.00
Retail - Restaurants	0.01
Semiconductor Components - Integrated Circuits	0.04
Television	0.01
Web Portals / ISP	0.02
Total Swap Contracts	(0.33%)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations (Unaudited)

Six Months Ended June 30, 2014
Investment income
Dividends (net of withholding taxes of $170,830)	$9,696,306
Interest	269,820
Total investment income	9,966,126
Expenses
Administration fees	10,882,365
Prime broker fees	6,693,436
Dividends on securities sold, not yet purchased	6,501,264
Advisor fees	3,224,405
Accounting and investor services fees	556,307
Custodian fees	245,261
Interest expense	190,855
Audit and tax fees	163,014
Board of Managers’ fees and expenses	133,914
Legal fees	129,468
Insurance expense	117,858
Registration expense	49,589
Printing expense	45,729
Miscellaneous	87,464
Total operating expenses	29,020,929
Net investment loss	(19,054,803)
Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts
Net realized gain from investment in securities	113,392,376
Net realized gain from foreign currency transactions	414,943
Net realized loss from securities sold, not yet purchased	(31,971,577)
Net realized loss from swap contracts	(34,098,641)
Net realized gain from investment activities, foreign currency transactions and swap contracts	47,737,101

Net change in unrealized gain/(loss) from swap contracts	9,514
Net change in unrealized gain/(loss) from investment activities and foreign currency transactions	(178,346,385)

Net realized gain and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	(130,599,770)
Net decrease in Members’ Capital resulting from operations	$(149,654,573)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital (Unaudited)

	Special Advisory Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2012	$—	$1,349,903,868	$1,349,903,868
From investment activities
Net investment loss	$—	$(40,753,729)	$(40,753,729)
Net realized gain from investment activities, foreign currency transactions and swap contracts	—	277,573,811	277,573,811
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	—	204,951,800	204,951,800
Incentive allocation	87,710,760	(87,710,760)	—
Net increase in Members’ Capital resulting from operations	87,710,760	354,061,122	441,771,882

Members’ Capital transactions
Capital contributions	—	116,203,390	116,203,390
Capital withdrawals	(87,710,760)	(150,611,747)	(238,322,507)
Net decrease in Members’ Capital resulting from capital transactions	(87,710,760)	(34,408,357)	(122,119,117)
MEMBERS’ CAPITAL, December 31, 2013	$—	$1,669,556,633	$1,669,556,633

From investment activities
Net investment loss	$—	$(19,054,803)	$(19,054,803)
Net realized gain from investment activities, foreign currency transactions and swap contracts	—	47,737,101	47,737,101
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	—	(178,336,871)	(178,336,871)
Incentive allocation	—	—	—
Net decrease in Members’ Capital resulting from operations	—	(149,654,573)	(149,654,573)

Members’ Capital transactions
Capital contributions	—	72,607,071	72,607,071
Capital withdrawals	—	(142,059,978)	(142,059,978)
Net decrease in Members’ Capital resulting from capital transactions	—	(69,452,907)	(69,452,907)
MEMBERS’ CAPITAL, June 30, 2014	$—	$1,450,449,153	$1,450,449,153

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2014
Cash flows from operating activities
Net decrease in Members’ Capital resulting from operations	$(149,654,573)
Adjustments to reconcile net decrease in Members’ Capital resulting from operations to net cash provided by operating activities:
Proceeds from sales of investments	1,087,784,712
Purchases of investments	(862,387,518)
Proceeds from securities sold short, not yet purchased	481,872,117
Cover of securities sold short, not yet purchased	(598,006,423)
Net realized gain from investment activities	(81,420,799)
Net change in unrealized gain/(loss) from investment activities	178,885,549
Changes in assets and liabilities related to operations:
Decrease in receivable for investment securities sold	4,542,483
Increase in due from broker	(28,903,118)
Increase in dividends receivable	(1,056,191)
Decrease in interest receivable	104,325
Decrease in other assets	34,679
Increase in due to broker	26,437,246
Decrease in payable for investment securities purchased	(35,434,975)
Increase in accounting and investor services fees	74,399
Decrease in dividends payable on securities sold, not yet purchased	(742,799)
Decrease in accrued expenses	(218,870)
Net cash provided by operating activities	21,910,244

Cash flows from financing activities
Capital contributions	72,607,071
Capital withdrawals	(127,713,902)
Net cash used in financing activities	(55,106,831)

Net change in cash and cash equivalents	(33,196,587)
Cash and cash equivalents at beginning of year	246,022,856
Cash and cash equivalents as of June 30, 2014	$212,826,269

Supplemental disclosure of cash flow information
Cash paid during the year for interest	$192,529

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2014 (Unaudited)

1.	Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified management investment company. The Company’s term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated June 5, 2003. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues its investment objective by investing its assets primarily in equity securities of U.S. and foreign companies that the investment adviser believes are well positioned to benefit from demand for their products or services, particularly companies that can innovate or grow rapidly relative to their peers in their markets. These type of companies are generally considered to be “growth companies.” Companies that derive a major portion of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other market sectors, if those other sectors present attractive opportunities for capital appreciation. The Company’s portfolio of securities includes long and short positions primarily in equity securities and total return swaps of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is considered an “interested person” of the Company under the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager is retained to provide administrative services to the Company pursuant to the administrative services agreement. Multi-Manager has also been retained as the Company’s investment adviser pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon Capital Management L.L.C. (“Alkeon”) is a non-managing member of Multi-Manager; together they make up the Special Advisory Member (“Special Advisory Member”). Alkeon has been retained to manage the Company’s investment portfolio under the supervision of Multi-Manager pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2014 (Unaudited) (continued)

1.	Organization (continued)

The acceptance of initial and additional contributions from persons who purchase interests in the Company (“Members”) are subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day of each month. No Member has the right to require the Company to redeem its interest. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. Multi-Manager expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, based upon the value of interests determined as of the end of the second fiscal quarter and again at the end of the year.

Generally, except as provided under applicable law, a Member shall not be liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.

The following is a summary of the Company’s accounting policies:

a.	Revenue Recognition

Securities transactions are recorded on trade date basis utilizing first-in-first-out (“FIFO”) for determining realized gains and losses associated with investment transactions. Dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2014 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation

The Company’s securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

(i)	Domestic exchange traded securities (other than options and not including those securities traded on NASDAQ) shall be valued as follows:

(1)	at their last composite sale price as reported on the exchanges where those securities are traded; or

(2)	if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid price for securities held long, or their composite asked price for securities sold, not yet purchased, as reported by those exchanges.

(ii)	Securities traded on NASDAQ shall be valued as follows:

(1)	at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)	if no NOCP is available at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)	if no sale is shown on NASDAQ at the bid price; or

(4)	if no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the fair valuation procedures set forth herein.

Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid price (in the case of securities held long) or asked price (in the case of securities sold, not yet purchased) as reported by such exchange.

Listed options are valued at their bid price (or asked price in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid price (or asked price in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the fair value of the securities and other assets are determined in good faith by, or under the supervision of, the Board of Managers.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2014 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

Swaps are valued based on the values of their reference securities determined in accordance with the procedures described above, net of any contractual terms with the counterparty.

Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. Debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes that portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/ (loss) from investments in securities on the Statement of Operations.

The determination of fair value takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment.

The fair value of the Company’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2014 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

During the six months ended June 30, 2014, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The Company recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the six months ended June 30, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Portfolio Securities, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Company’s investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments
Level 1—Quoted Prices Common Stock	$1,815,004,912	$497,113,395	$—
Level 2—Other Significant Observable Inputs Total Return Swaps	—	—	(4,710,289)
Level 3—Other Significant Unobservable Inputs	—	—	—
Total	$1,815,004,912	$497,113,395	$(4,710,289)

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2014 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

c.	Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash of $129,257,279 listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by the Company’s custodian, The Bank of New York Mellon (the “Custodian”), of which $128,881,176 are held as collateral for swap contracts. At June 30, 2014, $194,308,272 in cash equivalents was held at the Custodian in a cash reserve account and foreign currency with a U.S. Dollar value of $18,517,998 was held by the Custodian.

As further discussed in Note 6, the Company has additional cash and cash equivalents on deposit with a broker primarily to satisfy margin and short sale requirements at June 30, 2014.

d.	Income Taxes

The Company is treated as a partnership for tax purposes. For federal, state and local income tax purposes, each Member is individually required to report on its own tax return its distributive share of the Company’s taxable income or loss.

In accordance with authoritative guidance, Management has analyzed the Company’s tax position for all open tax years and has concluded that no liability for non-US capital gain tax is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to non-US tax expense within the Statement of Operations. However, during the period, the Company did not record any interest or penalties.

3.	Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company at an annual rate of 1.35% and advisory services at an annual rate of 0.40%, of Members’ Capital.

During the six months ended June 30, 2014, Oppenheimer earned $32,410 in brokerage commissions from portfolio transactions executed on behalf of the Company. The brokerage commissions are reflected in the net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts in the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2014 (Unaudited) (continued)

3.	Administration Fee, Related Party Transactions and Other (continued)

Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager is entitled to be the Special Advisory Member of the Company. In such capacity, Multi-Manager generally is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each allocation period, in an amount equal to 20% of the amount by which net profits, if any, exceed the positive balance in the Member’s “Loss Recovery Account” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the Special Advisory Account. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2014, there was no Incentive Allocation made to the Special Advisory Member.

Each Member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of $30,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee receive a supplemental retainer of $7,500 each per annum. Total Board of Manager’s fees and expenses amounted to $133,914 during the year. Managers who are “interested persons” do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

The Bank of New York Mellon serves as custodian of the Company’s assets and is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a fee for these services based primarily on Members’ Capital of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2014 (Unaudited) (continued)

3.	Administration Fee, Related Party Transactions and Other (continued)

Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission (placement fee) of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Placement fees, if any, will reduce the amount of a Member’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the six months ended June 30, 2014, such sales commissions earned by Oppenheimer amounted to $234,127.

4.	Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.	Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2014, amounted to $862,387,518 and $1,087,784,712, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2014, amounted to $598,006,423 and $481,872,117, respectively.

At December 31, 2013, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,752,467,291 and $538,917,714, respectively.

For Federal income tax purposes, at December 31, 2013, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $311,079,092, consisting of $379,455,332 gross unrealized gain and $68,376,240 gross unrealized loss.

6.	Due from / to Broker

Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of June 30, 2014, which serves as collateral for securities sold, not yet purchased.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2014 (Unaudited) (continued)

6.	Due from / to Broker (continued)

The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities and cash as collateral for securities sold, not yet purchased and margin borrowings (except for cash proceeds of securities sold, held at the prime broker), which are maintained in a segregated account held by the Custodian. As of June 30, 2014, the value of this collateral held at the Custodian was $885,112,280, comprised of pledged securities with a value of $884,736,177 which are included in investments in securities in the Statement of Assets, Liabilities and Members’ Capital and $376,103 cash which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital. For the six months ended June 30, 2014, the average daily amount of the margin borrowings was $31,164,120 and the daily weighted average annualized interest rate was 1.24%. The Company had borrowings outstanding at June 30, 2014, totaling $60,983,482, recorded as due to broker in the Statement of Assets, Liabilities and Members’ Capital.

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company trades various financial instruments and enters into various transactions with off-balance sheet risk. These financial instruments include options, swaps and short sales. Generally, these financial instruments (other than long options positions) represent future commitments to purchase or sell other financial instruments or to make certain payments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.

The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly,

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2014 (Unaudited) (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

the Company has a concentration of individual counterparty credit risk with the prime broker. The Company maintains cash with the prime broker and pledges securities in an account at the Custodian, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Company has invested approximately 13.5% of its Members’ Capital in China equity securities (includes both long and short securities). Political, social or economic changes in this market may have a greater impact on the value of the Company’s portfolio due to this concentration.

The Company uses total return swaps to gain long or short investment exposure in lieu of purchasing or selling an equity security directly. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company’s valuation procedures that are outlined in Section 2b of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as net change in unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.

Swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative payment obligations of each party to the agreement (the “net amount”).

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2014 (Unaudited) (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

Certain equity placement swaps in which the Company engages have the effect of providing economic leveraging of the Company’s assets. Such leverage can be significant. As such, the impact of an adverse change in the Company’s exposure may result in losses greater than the nominal value of the swap, which can be significant under certain circumstances.

The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the counterparty to a swap defaults, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded in the Statement of Assets, Liabilities and Members’ Capital.

The unrealized gain/(loss) amounts presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid, (i.e., the fair value) on each swap contract, respectively, as at June 30, 2014. The net change in unrealized gain/(loss) from swap contracts is reflected in the Statement of Operations within these financial statements.

Total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to the total return swap agreements could terminate the agreements and request immediate payment or demand increased collateral for the net obligation owed the counter-party. Further, the agreements state if the authority of Multi-Manager and/or Alkeon are terminated and an acceptable successor(s) is not appointed, this would cause the agreements to be terminated.

As of June 30, 2014, $128,881,176 was posted by the Company as collateral, related to its total return swaps. This amount is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.

The Company may purchase put and call options on securities and use derivative instruments in order to gain exposure to or protect against changes in the markets. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities. During the six months ended June 30, 2014, the Company had no transactions in purchased options.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2014 (Unaudited) (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The Company may also write (sell) put and call options on securities and use derivative instruments in order to gain exposure to or protect against changes in the markets. Option contracts serve as components of the Company’s investment strategies and are utilized to structure investments to enhance the performance of the Company.

When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During the six months ended June 30, 2014, the Company did not write any options.

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this Note.

The Adviser believes the average notional amount shown in the table below is the most relevant measure of derivative activity and is indicative of the Company’s volume of derivative activity during the six months ended June 30, 2014.

Total return swaps:
Average notional amount	$590,941,352

The following tables identify the gross and net unrealized gain/(loss) on derivative instruments. The net unrealized gain/(loss) for swap contracts are disclosed in the Statement of Assets, Liabilities and Members’ Capital as a liability as of June 30, 2014. The net change in unrealized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.

	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized gain/(loss)
Total return swaps	$3,976,836	$8,687,125	$(4,710,289)
Total	$3,976,836	$8,687,125	$(4,710,289)

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2014 (Unaudited) (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The following table identifies the gross and net realized gain/(loss) on derivative instruments. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.

	Gross Realized Gain	Gross Realized Loss	Net Realized gain/(loss)
Total return swaps	$87,182,100	$121,280,741	$(34,098,641)
Total	$87,182,100	$121,280,741	$(34,098,641)

8.	Balance Sheet Offsetting

In the normal course of business the Company has entered into swap contracts governed by an agreement with the prime broker. The agreement allows the Company and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the Custodian to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted.

In the event that the Company fails to post said collateral, fails to comply with any restrictions or provisions of the agreement, fails to comply with or perform any agreement or obligation, then the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.

The table below presents the swap contracts that are set-off, if any, as well as collateral delivered, related to those swap contracts.

Offsetting of Financial Assets and Derivative Assets

		Gross Amounts Offset in the Statement of	Net Amounts of Assets Presented in the Statement	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital
	Gross Amount of Recognized Assets	Assets, Liabilities and Members’ Capital	of Assets, Liabilities and Members’ Capital	Financial Instruments	Cash Collateral Received	Net Amount
Total return swaps	$3,976,836	$(3,976,836)	$—	$—	$—	$—
Total	$3,976,836	$(3,976,836)	$—	$—	$—	$—

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2014 (Unaudited) (continued)

8.	Balance Sheet Offsetting (continued)

Offsetting of Financial Liabilities and Derivative Liabilities

		Gross Amounts Offset in the Statement of	Net Amounts of Liabilities Presented in the Statement	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital
	Gross Amount of Recognized Liabilities	Assets, Liabilities and Members’ Capital	of Assets, Liabilities and Members’ Capital	Financial Instruments	Cash Collateral Pledged(a)	Net Amount
Total return swaps	$8,687,125	$(3,976,836)	$4,710,289	$—	$4,710,289	$—
Total	$8,687,125	$(3,976,836)	$4,710,289	$—	$4,710,289	$—

(a)	Collateral pledged to counterparties is based off notional exposure. There is an additional $124,170,887 of collateral pledged to counterparties related to derivative trading activities.

9.	Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Members’ Capital, end of period (000s)	$1,450,449		$1,669,557	$1,349,904	$1,132,774	$1,059,196
Ratio of net investment loss to average Members’ Capital**	(2.42	%)***	(2.65%)	(3.22%)	(3.10%)	(2.60%)
Ratio of expenses to average Members’ Capital**	3.69	%***	3.47%	4.49%	4.08%	3.62%
Ratio of incentive allocation to average Members’ Capital	0.00%		5.69%	1.73%	0.13%	1.94%
Portfolio turnover	44%		158%	126%	94%	197%
Total return - gross*	(8.80%)		33.00%	11.23%	0.18%	9.43%
Total return - net*	(8.80%)		26.40%	8.98%	0.14%	7.55%
Ratio of average borrowings to average Members’ Capital	3.93	%***	1.99%	0.21%	0.17%	0.28%

*	Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

**	Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

***	Annualized

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2014 (Unaudited) (concluded)

9.	Financial Highlights (continued)

An individual Member’s ratios and returns may vary from the above based on the timing of capital transactions.

10.	Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements except as disclosed below.

The Company received initial and additional contributions from Members of $13,098,038, from July 1, 2014 through August 25, 2014.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.	Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission’s (“SEC”’s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from June 30, 2011 through June 30, 2014 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.

II.	Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

III.	Approval of Investment Advisory Agreement

At a meeting held on March 11, 2014, the Board of Managers of the Company (the “Board”) approved the renewal of the Company’s investment advisory agreement with the Adviser.

In approving the renewal of the investment advisory agreement, the Board, including each of the Independent Managers, considered various matters both at the meeting on March 11, 2014 and over the past twelve months, including: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the profitability of the Adviser; (iv) the extent to which economies of scale would be realized as the Company’s assets under management increase; and (v) whether advisory fee levels reflect any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and the Adviser.

In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Company. The Board also reviewed with management the investment management, compliance, regulatory, risk management, administration, accounting, infrastructure and investor services provided by the Adviser and Oppenheimer and reviewed the costs associated with providing these services.

The Independent Managers also considered various matters, including: Oppenheimer’s commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.	Approval of Investment Advisory Agreement (continued)

personnel responsible for managing the Company’s assets; the appropriateness of the Adviser’s staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; regulatory matters relating to Oppenheimer; the Adviser’s oversight of third party service providers; the Company’s investment performance fees and other revenues received by the Adviser attributable to its relationship with the Company and the services it provides; and the profitability of the Adviser attributable to its relationship with the Company and whether the Adviser had realized any economies of scale in providing services to the Company, among other matters.

Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including research and portfolio management services and also benefits from the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving all services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

The Board also reviewed materials relating to the Company’s investment performance. The Board considered the fact that the Company has been provided with very high quality investment advice over a period of many years as demonstrated by the historic investment performance of the Company since its inception. They also evaluated the investment performance of the Company relative to the investment performance of other similar funds.

The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser under the investment advisory agreement and administrative services agreement. The Independent Managers concluded that the fees paid to the Adviser are within the general range of pricing for similar products. The Board also considered revenues received by the Adviser, attributable to the Company, and the cost incurred by it in providing services to the Company, including management fees and incentive allocations, related direct and indirect operating expenses relating to the Company and payments made to registered representatives of Oppenheimer for services they provide to investors, as well as data regarding the Adviser’s financial condition, compensation and profitability. The Board noted that, although the Company does not pay a distribution fee to Oppenheimer, registered representatives of Oppenheimer continue to be paid out of Oppenheimer’s resources for providing various investor services and for their distribution assistance.

The Adviser reviewed with the Board the methodology used to estimate the costs and profits of the Adviser, as set forth in the profitability materials provided by management. It also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships to the Company.

Based on its review of information relating to the Company’s fees and the profitability of the Adviser, the Board concluded that the Company’s fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.	Approval of Investment Advisory Agreement (continued)

With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that material economies of scale in the costs of providing services to the Company that would warrant fee reductions to allow the Company to share the benefits of any economies have not been realized.

No single factor was determinative to the decision of the Independent Managers. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including all of the Independent Managers:

1.	the nature, extent and quality of the services provided by the Adviser were adequate and appropriate;

2.	the fees received by the Adviser are reasonable and appropriate in light of both comparative fee information, benefits to be derived by the Adviser from its relationship with the Company and the services rendered to the Company, including investment performance, both currently and over the long-term;

3.	the Adviser’s fees are reasonable in light of the advisory fees charged by the Adviser (and other affiliates) and unaffiliated investment advisers to similar investment vehicles receiving similar services;

4.	in light of the nature and scope of services provided to the Company, the costs of providing those services, the fees charged by others to comparable funds for similar services and the current level of the Company’s assets, material economies of scale, which is predicated in large part on significant asset growth, have not been realized by the Adviser during the past year; and

5.	the approval of the renewal of the Company’s investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and its members (“Members”).

IV.	Approval of Sub-Advisory Agreement

At a meeting held on March 11, 2014, the Board approved the renewal of the Company’s sub-investment advisory agreement with Alkeon (the “Sub-Advisory Agreement”).

In approving the renewal of the Sub-Advisory Agreement, the Board, including each of the Independent Managers had, both at the meeting and over the previous twelve months, considered various matters relevant to the consideration of the renewal of the Sub-Advisory Agreement, including: the nature, extent and quality of the services provided to the Company by Alkeon; the research and portfolio management capabilities of the personnel at Alkeon responsible for providing services to the Company; the appropriateness of Alkeon staffing levels; regulatory matters relating to Alkeon; and other matters, including the investment performance of the Company, the fees and other revenues received by Alkeon attributable to its relationship with the Company and the services Alkeon provides, the profitability of Alkeon attributable to its relationship with the Company, and whether Alkeon had realized any economies of scale in providing services to the Company.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

IV.	Approval of Sub-Advisory Agreement (continued)

Based upon consideration of these matters, the Independent Managers concluded that it would be in the best interest of the Company to approve the renewal of the Sub-Advisory Agreement.

In its deliberations, the Independent Managers considered the fact that the Company has been provided with very high quality investment advice over a period of many years, as demonstrated by the historic investment performance of the Company since its inception, and that the Company’s cumulative total return for the period from May 1999 through December 2013 was 536.71%, which substantially exceeds the cumulative returns of relevant indices during the same period. They also evaluated the investment performance of the Company relative to the investment performance of other similar funds. Based on their review, the Independent Managers concluded that the Company benefits from the services provided by Alkeon, including research and portfolio management services. The Independent Managers noted their overall satisfaction with the nature, extent and quality of services provided by Alkeon and concluded that the Company was receiving all services required from Alkeon under the Sub-Advisory Agreement, and that these services were of appropriate quality. The indirect benefits received by Alkeon, attributable to its relationship with the Company, were also considered.

With respect to the fees payable under the Sub-Advisory Agreement, it was noted that, although the Company does not directly pay a fee to Alkeon under the Sub-Advisory Agreement, the Company pays an advisory fee computed at the annual rate of 0.40% of the Company’s net assets to the Adviser pursuant to its investment advisory agreement with the Adviser, out of which a fee computed at the annual rate of 0.30% of the Company’s net assets is payable to Alkeon under the Sub-Advisory Agreement. Additionally, it was noted that the Company pays a fee for administrative and investor services pursuant to the administrative services agreement that is computed at the annual rate of 1.35% of the Company’s net assets, that investors are subject to an incentive allocation of 20% of net profits, and that Alkeon shares in the revenues of the Adviser attributable to the Company. A fee comparison showed that the fee charged to the Company is within the general range of pricing for similar products. The Independent Managers also noted that the overall fee structure for the Company is similar to that of other Alkeon-affiliated funds, including another registered fund with an investment program similar to that of the Company and a number of private investment funds, and they determined that it is appropriate that the fee structure of the Company allows Alkeon to receive compensation that is commensurate with the services it provides, based on the type of product the Company is, and thus helps assure that Alkeon is willing to continue to commit an appropriate level of its resources to the Company and to continue its relationship with the Company.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (concluded)

IV.	Approval of Sub-Advisory Agreement (continued)

Consideration was also given by the Independent Managers to the costs of the services provided by Alkeon pursuant to the Sub-Advisory Agreement and an estimate of the profits likely to be realized by Alkeon from its relationship with the Company (including the fees it is paid under the Sub-Advisory Agreement and the share of the revenues of the Adviser that Alkeon is entitled to receive as a member of the Adviser). The extent to which economies of scale in costs of providing services would be realized by Alkeon as the Company grows and whether the fee payable to Alkeon pursuant to the Sub-Advisory Agreement properly reflects these economies of scale for the benefit of Members were also considered. The Independent Managers determined that, in light of the nature, quality and scope of services provided by Alkeon, the costs of those services and the fees paid by similar funds, the estimated profitability of Alkeon is not so disproportionately large that it bears no reasonable relationship to the services that it provides.

No single factor was determinative to the decision of the Independent Managers. The Board, including the Independent Managers, concluded that, with respect to the Company:

1.	the nature, extent and quality of the services provided by Alkeon were adequate and appropriate;

2.	the fees received by Alkeon are reasonable and appropriate in light of both comparative fee information, benefits to be derived by Alkeon from its relationship with the Company and the services rendered to the Company, including investment performance, both currently and over the long-term;

3.	Alkeon’s fees are reasonable in light of the advisory fees charged by Alkeon and unaffiliated advisers to similar investment vehicles receiving similar services;

4.	in light of the nature and scope of services provided to the Company, the costs of providing those services, the fees charged by others to comparable funds for similar services, and the current level of the Company’s assets, material economies of scale, which is predicated in large part on significant asset growth, have not been realized by Alkeon during the past year; and

5.	the approval of the renewal of the Sub-Advisory Agreement for an additional annual period is in the best interests of the Company and Members.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	09/02/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	09/02/14

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	09/02/14

* Print the name and title of each signing officer under his or her signature.